Income Taxes - Components of Tax Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income tax recovery - current	$ 43,427	$ 4,045	[1]
Income tax expense - deferred	(234,483)	(41,824)	[1]
Income tax expense from continuing operations	(191,056)	(37,779)
Income tax (expense) recovery from discontinued operations - current	(46,502)	5	[1]
Income tax recovery from discontinued operations - deferred	56,164	1,399	[1]
Income tax recovery from discontinued operations	$ 9,662	$ 1,404

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.